ACCRUED AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED AND OTHER LIABILITIES
Business tax, VAT and others		90,944	105,216
Accrued payroll and welfare		84,547	71,665
Current portion of consideration payable for acquisitions		15,270	54,762
Payable balance recorded by a subsidiary prior to be acquired by the Group		49,800	49,800
Accrual for rental		38,688	35,128
Professional service fees payable		21,824	21,815
Amounts due to cooperating partners		16,908	9,982
Payable to Zhenjiang Foreign Language School		36,770	34,603
Receipt in advance		32,601	14,468
Payable arising from the cancellation of an agreement			14,440
Due to former owners		2,856
Others		37,427	37,394
Total	68,640	427,635	449,273
Deposits from 21st School		6,911